Shareholders’ Equity (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares outstanding	50,427,898	50,123,630
Repurchase of ordinary shares value		$ 173,965	$ 497,659
Shares upon exercise of performance rights value	$ 2,067,107	51,062	$ 11,611,515
Ordinary shares issued value		$ 405,909
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repurchase of ordinary shares		17,100	49,490
Repurchase of ordinary shares value		$ 173,965	$ 497,659
Shares upon exercise of performance rights	304,268	6,250	716,932
Shares upon exercise of performance rights value	$ 2,067,107	$ 51,062	$ 11,611,515
Number of shares issued	18,483	56,700
Ordinary shares issued value	$ 209,960	$ 405,909